Retained Earnings (Appropriated and Unappropriated Retained Earnings) (Details)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Legal Reserve [Member] KRW	Dec. 31, 2009 Legal Reserve [Member] KRW	Dec. 31, 2010 Reserve for Financial Structure Improvement [Member] KRW	Dec. 31, 2009 Reserve for Financial Structure Improvement [Member] KRW	Dec. 31, 2010 Other Statutory Reserves [Member] KRW	Dec. 31, 2009 Other Statutory Reserves [Member] KRW
Appropriated retained earnings				1,566,040,000,000	1,502,440,000,000	55,600,000,000	55,600,000,000	5,021,000,000	5,021,000,000
Unappropriated retained earnings		8,470,256,000,000	9,215,063,000,000
Total	$ 8,930,583,000	10,096,917,000,000	10,778,124,000,000